Retirement benefit obligations	12 Months Ended
Dec. 31, 2025
Disclosure of employee benefits [Abstract]
Retirement benefit obligations	Note 11: Retirement benefit obligations
Critical accounting judgements and key sources of estimation uncertainty

Key sources of estimation uncertainty:	Discount rate applied to future cash flows
Expected lifetime of the schemes’ members
Expected rate of future inflationary increases
The net asset recognised in the balance sheet at 31 December 2025 in respect of the Group’s defined benefit pension scheme obligations was
£2,612 million, comprising an asset of £2,695 million and a liability of £83 million (2024: a net asset of £2,945 million comprising an asset of
£3,028 million and a liability of £83 million). The Group’s accounting policy for its defined benefit pension scheme obligations is set out in note
2(K).
Income statement and balance sheet sensitivities to changes in the key sources of estimation uncertainty and other actuarial assumptions are provided in part (v).

	2025 £m	2024 £m	2023 £m
Charge (credit) to the income statement
Defined benefit pension schemes	(39)	(13)	(80)
Other retirement benefit schemes	2	2	1
Total defined benefit schemes	(37)	(11)	(79)
Defined contribution pension schemes	541	515	414
Total charge to the income statement (note 9)	504	504	335

	2025 £m	2024 £m
Amounts recognised in the balance sheet
Retirement benefit assets	2,695	3,028
Retirement benefit obligations	(120)	(122)
Total amounts recognised in the balance sheet	2,575	2,906
The total amounts recognised in the balance sheet relate to:

	2025 £m	2024 £m
Defined benefit pension schemes	2,612	2,945
Other retirement benefit schemes	(37)	(39)
Total amounts recognised in the balance sheet	2,575	2,906
The Group holds on its balance sheet the net surplus or deficit, being the difference between the fair value of plan assets and the present value of scheme liabilities, at the balance sheet date for each plan. Surpluses are only recognised to the extent that they are recoverable through reduced contributions in the future or through potential future refunds from the schemes. In assessing whether a surplus is recoverable, the
Group considers its current right to obtain a refund or a reduction in future contributions together with the rights of third parties, such as trustees, at the balance sheet date.
Pension schemes
Defined benefit schemes
(i)Characteristics of and risks associated with the Group’s schemes
The Group has established a number of defined benefit pension schemes in the UK and overseas, both funded and unfunded. All significant schemes are funded and based in the UK, with the three most significant being the main sections of the Lloyds Bank Pension Scheme No. 1, the
Lloyds Bank Pension Scheme No. 2 and the HBOS Final Salary Pension Scheme. At 31 December 2025, these schemes represented 94% of the
Group’s total gross defined benefit pension assets (2024: 94%). These schemes provide retirement benefits calculated as a proportion of final pensionable salary depending upon the length of pensionable service.
All of the UK funded schemes are operated as separate legal entities under trust law, are in compliance with the Pensions Act 2004 and are managed by a Trustee Board (the Trustee) whose role is to ensure that the schemes are administered in accordance with the scheme rules and relevant legislation, and to safeguard the assets in the best interests of all members and beneficiaries.
A valuation to determine the funding status of each scheme is carried out at least every three years, whereby scheme assets are measured at market value and liabilities (technical provisions) are measured using prudent assumptions. If a funding deficit is identified, a recovery plan is agreed between the employer and the scheme Trustee and sent to the Pensions Regulator for review. The Group does not provide for these deficit contributions as the future economic benefits arising from these contributions are expected to be available to the Group.
The Group’s overseas defined benefit pension schemes are subject to local regulatory arrangements.
The 31 December 2022 triennial valuation for the main defined benefit schemes was completed in 2023, and following the contributions paid in
2023, no further deficit contributions were paid for this triennial period (to 31 December 2025).
The Group pays regular contributions to meet benefits accruing over the year, and to cover the expenses of running the schemes. The Group expects to pay contributions of at least £0.1 billion to its defined benefit schemes in 2026.
The Group provides additional security arrangements to a number of the UK schemes for the Group’s obligations to the schemes.
At 31 December 2025 the security arrangements held assets of £4.0 billion. The security arrangements are fully consolidated in the
Group’s balance sheet.
Note 11: Retirement benefit obligations continued
The last funding valuations of other Group schemes were carried out on a number of different dates. In order to report the position under
IAS 19 as at 31 December 2025, the most recent valuation results for all schemes have been updated by qualified independent actuaries. The funding valuations use a more prudent approach to setting the discount rate and more conservative longevity and inflation assumptions than the IAS 19 valuations.
In July 2024, the Court of Appeal handed down a judgment (Virgin Media Limited v NTL Pension Trustees Limited) which potentially has implications for the validity of amendments made by pension schemes that were contracted out on a salary-related basis between 6 April 1997 and the abolition of contracting-out in 2016. The Government in September 2025, recognising that schemes and sponsoring employers need clarity around scheme liabilities, proposed legislation to give affected pension schemes the ability to retrospectively obtain written actuarial confirmation that historic benefit changes met the necessary standards. The Group has not made any allowance for the possible impact of the ruling as it is currently unclear whether any additional liabilities might arise, and if they were to arise, how they would be reliably measured. The
Group is continuing to review scheme amendments to decide whether any subsequent actions are required and will continue to monitor developments.
(ii)Amounts in the financial statements

	2025 £m	2024 £m
Amount included in the balance sheet
Present value of funded obligations	(26,571)	(27,118)
Fair value of scheme assets	29,183	30,063
Net amount recognised in the balance sheet	2,612	2,945

	2025 £m	2024 £m
Net amount recognised in the balance sheet
At 1 January	2,945	3,532
Net defined benefit pension credit	39	13
Actuarial gains on defined benefit obligation	412	2,940
Return on plan assets	(934)	(3,712)
Employer contributions	150	172
At 31 December	2,612	2,945

	2025 £m	2024 £m
Movements in the defined benefit obligation
At 1 January	(27,118)	(30,201)
Current service cost	(64)	(85)
Interest expense	(1,459)	(1,385)
Remeasurements:
Actuarial gains – demographic assumptions	114	109
Actuarial (losses) gains – experience	(427)	94
Actuarial gains – financial assumptions	725	2,737
Benefits paid	1,693	1,638
Past service cost	(30)	(35)
Settlements	2	1
Exchange and other adjustments	(7)	9
At 31 December	(26,571)	(27,118)

	2025 £m	2024 £m
Analysis of the defined benefit obligation
Active members	(1,960)	(2,463)
Deferred members	(6,722)	(7,080)
Dependants	(1,486)	(1,429)
Pensioners	(16,403)	(16,146)
At 31 December	(26,571)	(27,118)
Note 11: Retirement benefit obligations continued

	2025 £m	2024 £m
Changes in the fair value of scheme assets
At 1 January	30,063	33,733
Return on plan assets excluding amounts included in interest income	(934)	(3,712)
Interest income	1,624	1,551
Employer contributions	150	172
Benefits paid	(1,693)	(1,638)
Settlements	(2)	(1)
Administrative costs paid	(32)	(33)
Exchange and other adjustments	7	(9)
At 31 December	29,183	30,063
The credit recognised in the income statement for the year ended 31 December comprises:

	2025 £m	2024 £m	2023 £m
Current service cost	64	85	88
Net interest amount	(165)	(166)	(208)
Past service cost – plan amendments	30	35	5
Plan administration costs incurred during the year	32	33	35
Total defined benefit pension credit	(39)	(13)	(80)
(iii)Composition of scheme assets

	2025			2024
	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Debt instruments[1]:
Fixed interest government bonds	6,326	–	6,326	6,985	–	6,985
Index-linked government bonds	15,382	–	15,382	15,550	–	15,550
Corporate and other debt securities	9,771	–	9,771	7,396	–	7,396
Asset-backed securities	3	–	3	–	–	–
	31,482	–	31,482	29,931	–	29,931
Pooled investment vehicles	653	5,964	6,617	686	7,342	8,028
Property	–	132	132	–	130	130
Equity instruments	12	59	71	23	66	89
Money market instruments, cash, derivatives and other assets and liabilities	135	(9,254)	(9,119)	55	(8,170)	(8,115)
At 31 December	32,282	(3,099)	29,183	30,695	(632)	30,063
1Of the total debt instruments, £29,876 million (2024: £27,551 million) were investment grade (credit ratings equal to or better than ‘BBB’).
The assets of all of the funded plans are held independently of the Group’s assets in separate trustee-administered funds.
The pension schemes’ pooled investment vehicles comprise:

	2025 £m	2024 £m
Alternative credit funds	1,138	1,793
Bond and debt funds	276	449
Equity funds	1,644	1,553
Hedge and mutual funds	–	709
Infrastructure funds	1,012	1,059
Liquidity funds	1,702	1,449
Property funds	817	992
Other	28	24
At 31 December	6,617	8,028
The Trustee’s approach to investment is focused on acting in the members’ best financial interests, with the integration of ESG (environmental, social and governance) considerations into investment management processes and practices. This policy is reviewed annually (or more frequently as required) and has been shared with the schemes’ investment managers for implementation.
Note 11: Retirement benefit obligations continued
(iv)Assumptions
The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2025%	2024%
Discount rate	5.57	5.55
Rate of inflation:
Retail Price Index (RPI)	2.65	2.97
Consumer Price Index (CPI)	2.13	2.52
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.52	2.69
To determine the RPI assumption a term-dependent inflation curve has been used adjusting for an assumed inflation risk premium. A gap of
100 basis points has been assumed between RPI and CPI from 2025 to 2030; thereafter a 20 basis point gap has been assumed.

	Men		Women
	2025 Years	2024 Years	2025 Years	2024 Years
Life expectancy for average member aged 60, on the valuation date	26.5	26.4	28.6	28.5
Life expectancy for average member aged 60, 15 years after the valuation date	27.4	27.3	29.5	29.4
The mortality assumptions used in the UK scheme valuations are based on standard tables published by the Institute and Faculty of Actuaries which were adjusted in line with the actual experience of the relevant schemes. The Group uses the 2023 CMI mortality projections model to project future mortality improvements. In line with actuarial industry recommendations no weight is placed on 2020 and 2021 mortality experience and 15% weight on 2022 and 2023 mortality experience.
(v)Amount, timing and uncertainty of future cash flows
Risk exposure of the defined benefit schemes
While the Group is not exposed to any unusual, entity-specific or scheme-specific risks in its defined benefit pension schemes, it is exposed to a number of significant risks, detailed below:
Inflation rate risk: The majority of the schemes’ benefit obligations are linked to inflation both in deferment and once in payment. Higher inflation will lead to higher liabilities although this will be materially offset by holdings of inflation-linked gilts and, in most cases, caps on the level of inflationary increases are in place to protect against extreme inflation.
Interest rate risk: The defined benefit obligation is determined using a discount rate derived from yields on AA-rated corporate bonds. A decrease in corporate bond yields will increase plan liabilities although this will be materially offset by an increase in the value of bond holdings and through the use of derivatives.
Longevity risk: The majority of the schemes’ obligations are to provide benefits for the life of the members so increases in life expectancy will result in an increase in the schemes’ liabilities.
Investment risk: Scheme assets are invested in a diversified portfolio of debt securities, equities and other return-seeking assets. If the assets underperform the discount rate used to calculate the defined benefit obligation, it will reduce the surplus or increase the deficit. Volatility in asset values and the discount rate will lead to volatility in the net pension asset on the Group’s balance sheet and in other comprehensive income. To a lesser extent this will also lead to volatility in the pension expense in the Group’s income statement.
In addition, the schemes themselves are exposed to liquidity risk with the need to ensure that liquid assets held are sufficient to meet benefit payments as they fall due and there is sufficient collateral available to support their hedging activity.
The ultimate cost of the defined benefit obligations to the Group will depend upon actual future events rather than the assumptions made.
The assumptions made are unlikely to be borne out in practice and as such the cost may be higher or lower than expected.
Sensitivity analysis
The effect of reasonably possible changes in key assumptions on the Group’s income statement and on the net defined benefit pension scheme asset from the change in value of scheme liabilities is set out below. The sensitivities provided assume that all other assumptions and the value of the schemes’ assets remain unchanged. The calculations are approximate in nature and full detailed calculations could lead to a different result. It is unlikely that isolated changes to individual assumptions will be experienced in practice. Due to the correlation of assumptions, aggregating the effects of these isolated changes may not be a reasonable estimate of the actual effect of simultaneous changes in multiple assumptions.
Note 11: Retirement benefit obligations continued

	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		Increase (decrease) in the net defined benefit pension scheme surplus
	2025 £m	2024 £m	2025 £m	2024 £m
Inflation (including pension increases)[1]:
Increase of 0.25%	27	28	(455)	(484)
Decrease of 0.25%	(25)	(27)	433	467
Discount rate[2]:
Increase of 0.25%	(46)	(51)	659	718
Decrease of 0.25%	45	49	(700)	(757)
Expected life expectancy of members:
Increase of one year	45	46	(802)	(806)
Decrease of one year	(47)	(47)	827	830
1At 31 December 2025, the assumed rate of RPI inflation is 2.65% and CPI inflation 2.13% (2024: RPI 2.97% and CPI 2.52%).
2At 31 December 2025, the assumed discount rate is 5.57% (2024: 5.55%).
Sensitivity analysis method and assumptions
The sensitivity analysis above reflects the impact on the liabilities of the Group’s three most significant schemes which account for over 90% of the Group’s defined benefit obligations. While differences in the underlying liability profiles for the remainder of the Group’s pension arrangements mean that they may exhibit slightly different sensitivities to variations in these assumptions, the sensitivities provided above are indicative of the impact across the Group as a whole.
The inflation assumption sensitivity applies to the assumed rate of increase in both the Consumer Price Index (CPI) and the Retail Price Index
(RPI), and includes the impact on the rate of increases to pensions, both before and after retirement. These pension increases are linked to inflation (either CPI or RPI) subject to certain minimum and maximum limits.
The sensitivity analysis (including the inflation sensitivity) does not include the impact of any change in the rate of salary increases as pensionable salaries have been frozen since 2 April 2014.
The life expectancy assumption has been applied by allowing for an increase/decrease in life expectation from age 60 of one year, based upon the approximate weighted average age for each scheme. While this is an approximate approach and will not give the same result as a one year increase in life expectancy at every age, it provides an appropriate indication of the potential impact on the schemes from changes in life expectancy.
There was no change in the methods and assumptions used in preparing the sensitivity analysis from the prior year.
Asset-liability matching strategies
The main schemes’ assets are invested in a diversified portfolio which are independently determined by the responsible governance body for each scheme and in consultation with the employer.
A significant goal of the asset strategies adopted by the schemes is to reduce volatility caused by changes in market expectations of interest rates and inflation. In the main schemes this is achieved by investing in liability-driven investment (LDI) strategies. The assets in these LDI strategies represented c.47% of scheme assets at 31 December 2025.
The LDI strategies are actively managed to reflect both changing market conditions and changes to the liability profile. At 31 December 2025 the asset-liability matching strategy mitigated c.110% of the liability sensitivity to interest rate movements and c.130% of the liability sensitivity to inflation movements. In addition, a small amount of interest rate sensitivity arises through holdings of corporate and other debt securities.
The higher level of hedging provides greater protection to the funding position of the schemes.
The main schemes hold a number of longevity insurance contracts, hedging c.60% of their longevity risk exposure at 31 December 2025. These arrangements form part of the schemes’ investment portfolio and reduce the risk of members living longer than expected through the exchange of fixed payments for actual payments.
At 31 December 2025 the value of scheme assets included longevity swaps valued at £(217) million.
Maturity profile of defined benefit obligation
The following table provides information on the weighted average duration of the defined benefit pension obligation and the distribution and timing of benefit payments:

	2025 Years	2024 Years
Duration of the defined benefit obligation	11	12
Note 11: Retirement benefit obligations continued
Maturity analysis of benefits expected to be paid:

	2025 £m	2024 £m
Within 12 months	1,816	1,800
Between 1 and 2 years	1,625	1,595
Between 2 and 5 years	5,229	5,134
Between 5 and 10 years	9,294	9,318
Between 10 and 15 years	8,993	9,150
Between 15 and 25 years	15,679	16,316
Between 25 and 35 years	10,382	11,294
Between 35 and 45 years	4,375	5,171
In more than 45 years	906	1,201
Maturity analysis method and assumptions
The projected benefit payments are based on the assumptions underlying the assessment of the obligations, including allowance for expected future inflation. They are shown in their undiscounted form and therefore appear large relative to the discounted assessment of the defined benefit obligations recognised in the Group’s balance sheet. They are in respect of benefits that have been accrued prior to the respective year end date only and make no allowance for any benefits that may have been accrued subsequently.
Defined contribution schemes
The Group operates a number of defined contribution pension schemes in the UK and overseas.
During the year ended 31 December 2025 the charge to the income statement in respect of defined contribution schemes was £541 million
(2024: £515 million; 2023: £414 million), representing the contributions payable by the employer in accordance with each scheme’s rules.
Other retirement benefit schemes
The Group operates a number of schemes which provide post-retirement healthcare benefits to certain employees, retired employees and their dependants. The principal scheme relates to former Lloyds Bank staff and under this scheme the Group has undertaken to meet the cost of post-retirement healthcare for all eligible former employees (and their dependants) who retired prior to 1 January 1996. The Group has entered into an insurance contract to provide these benefits and a provision has been made for the estimated cost of future insurance premiums payable.
For the principal post-retirement healthcare scheme, the latest actuarial valuation of the liability was carried out at 31 December 2025 by qualified independent actuaries. The principal assumptions used were as set out above in section (iv), except that the long-term rate of increase in healthcare premiums has been assumed at 10.00% (2024: 10.00%).
Movements in the other retirement benefits obligation:

	2025 £m	2024 £m
At 1 January	(39)	(44)
Actuarial gains	2	4
Insurance premiums paid	2	3
Charge for the year	(2)	(2)
At 31 December	(37)	(39)